Cover	Dec. 17, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2025
Entity File Number	001-40766
Entity Registrant Name	Lightwave Logic, Inc.
Entity Central Index Key	0001325964
Entity Tax Identification Number	82-0497368
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	369 Inverness Parkway
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	(720)
Local Phone Number	340-4949
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	LWLG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false